Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Trade Payables and Other Current Liabilities

(€’000)	As at December 31,
	2021	2020
Total Trade payables	6 611	4 736
Other current liabilities
Social security	332	319
Payroll accruals	1 798	1 653
Onerous contracts—current liabilities	388	488
Other current grant liabilities	1 096	1 838
Other current liabilities	2 338	1 317

Total Other current liabilities	5 952	5 614

Total Trade payables and other current liabilities	12 563	10 350